CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 3,834	$ 6,266
Other comprehensive income (loss):
Foreign currency translation adjustments	725	(591)
Change in unrealized income (loss) on hedging instruments, net	3,367	(675)
Less - reclassification adjustments for net loss (income) realized on hedging instruments, net	(815)	138
Total other comprehensive income (loss)	3,277	(1,128)
Comprehensive income	$ 7,111	$ 5,138